Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives
Schedule of derivatives

	December 31, 2017			December 31, 2016
Consolidated Group Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts
Interest rate-related contracts	3,781	9,132	245,788	4,309	9,909	244,854
Currency-related contracts	3,772	6,879	139,614	7,115	10,302	137,656
Equity-related contracts	250	303	13,246	581	1,683	24,829
Contracts related to commodities, credit risk, etc.	—	166	-1,183	—	178	2,662

Total derivatives	7,803	16,480	397,465	12,005	22,072	410,001

Consolidated Group of which derivatives used for economic -hedges, accounted for as	December 31, 2017			December 31, 2016

held-for-trading under IAS39 Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts

Interest rate-related contracts	2,603	6,358	119,239	2,724	7,163	113,684
Currency-related contracts	1,501	4,003	92,133	3,120	6,841	94,521
Equity-related contracts	250	303	13,246	581	1,683	24,829
Contracts related to commodities, credit risk, etc.	—	166	-1,183	—	178	2,662

Total derivatives	4,354	10,830	223,435	6,425	15,865	235,696

Consolidated Group	December 31, 2017			December 31, 2016

of which derivatives used for hedge -accounting Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts

Interest rate-related contracts	1,178	2,774	126,549	1,586	2,746	131,170
Currency-related contracts	2,271	2,876	47,481	3,995	3,461	43,136

Total derivatives	3,449	5,650	174,030	5,581	6,207	174,306

of which cash-flow hedges	—	—	—	—	—	—
of which fair-value hedges	3,449	5,650	174,030	5,581	6,207	174,306

Schedule of maturity analysis

	December 31, 2017
Consolidated Group Skr mn	< 1 month	1 month < 3 months	3 months < 1 year	1 year < 5 years	> 5 years
Cash inflows (assets)	47	238	700	3,428	459
Cash outflows (liabilities)	8	56	-977	-1,526	-869

Net cash inflow	55	294	-277	1,902	-410

	December 31, 2016
Consolidated Group Skr mn	< 1 month	1 month < 3 months	3 months < 1 year	1 year < 5 years	> 5 years
Cash inflows (assets)	369	1,252	598	1,842	1,059
Cash outflows (liabilities)	130	-7	-234	-1,521	-702

Net cash inflow	499	1,245	364	321	357

Schedule of cash flow hedges reclassified to profit or loss

Skr mn	2017	2016
Interest income	91	169	(1)
Interest expense	—	—

Total	91	169

(1)	Relates to previously terminated cash flow hedges which comprehensive income is allocated over the previously hedged item’s remaining maturity.

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	December 31, 2017	December 31, 2016
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	7,803	12,005
Amounts offset in the statement of financial position	—	—
Net amounts of financial assets presented in the statement of financial position	7,803	12,005
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	-5,713	-8,675
Cash collateral received	-1,784	-3,104

Net amount	306	226

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	December 31, 2017	December 31, 2016
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	16,480	22,072
Amounts offset in the statement of financial position	—	—

Net amounts of financial liabilities presented in the statement of financial position	16,480	22,072

Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	-5,713	-8,675
Cash collateral paid	-9,031	-8,854

Net amount	1,736	4,543